Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%
,
03/15/29
(a)
.. USD 97 $ 99,152
Bombardier, Inc., 7.50%
,
02/01/29
(a)
....... 127 132,519
BWX Technologies, Inc., 4.13%
,
04/15/29
(a)
.. 67 63,129
Spirit AeroSystems, Inc., 9.38%
,
11/30/29
(a)
.. 196 212,136
TransDigm, Inc.
4.63%, 01/15/29 .................. 247 233,685
6.38%, 03/01/29
(a)
................. 527 537,065
4.88%, 05/01/29 .................. 173 164,577
1,442,263
Automobile Components — 2.3%
Allison Transmission, Inc., 5.88%
,
06/01/29
(a)
. 85 84,970
American Axle & Manufacturing, Inc., 5.00%
,
10/01/29
(b)
...................... 102 93,395
Champions Financing, Inc., 8.75%
,
02/15/29
(a)(b)
112 114,237
Dornoch Debt Merger Sub, Inc., 6.63%
,
10/15/29
(a)(b)
..................... 137 120,855
Gates Corp., 6.88%
,
07/01/29
(a)
.......... 85 86,616
Goodyear Tire & Rubber Co. (The), 5.00%
,
07/15/29
(b)
...................... 182 171,571
Icahn Enterprises LP
9.75%, 01/15/29
(a)
................. 127 133,670
4.38%, 02/01/29 .................. 143 124,347
IHO Verwaltungs GmbH, 6.37%
,
(6.37% Cash
or 7.13% PIK), 05/15/29
(a)(c)
........... 85 85,022
Patrick Industries, Inc., 4.75%
,
05/01/29
(a)
... 91 84,895
Phinia, Inc., 6.75%
,
04/15/29
(a)
........... 95 96,952
Real Hero Merger Sub 2, Inc., 6.25%
,
02/01/29
(a)
...................... 124 106,453
1,302,983
Automobiles — 0.6%
(a)
Aston Martin Capital Holdings Ltd., 10.00%
,
03/31/29 ....................... 191 191,668
Jaguar Land Rover Automotive plc, 5.50%
,
07/15/29 ....................... 105 102,448
Thor Industries, Inc., 4.00%
,
10/15/29
(b)
..... 82 74,031
368,147
Beverages — 0.5%
(a)
Primo Water Holdings, Inc., 4.38%
,
04/30/29 . 132 123,212
Triton Water Holdings, Inc., 6.25%
,
04/01/29 . 152 148,181
271,393
Broadline Retail — 1.5%
(a)
Go Daddy Operating Co. LLC, 3.50%
,
03/01/29 155 140,959
LCM Investments Holdings II LLC, 4.88%
,
05/01/29 ....................... 192 180,661
Macy's Retail Holdings LLC, 5.88%
,
04/01/29
(b)
85 83,050
Match Group Holdings II LLC, 5.63%
,
02/15/29 62 60,332
Rakuten Group, Inc., 9.75%
,
04/15/29 ...... 395 418,039
883,041
Building Products — 0.5%
(a)
ACProducts Holdings, Inc., 6.38%
,
05/15/29 .. 104 61,330
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 .................. 65 53,535
9.50%, 08/15/29 .................. 20 20,025
Summit Materials LLC, 5.25%
,
01/15/29 .... 137 134,009
268,899
Capital Markets — 0.8%
(a)
Aretec Group, Inc., 7.50%
,
04/01/29
(b)
...... 70 66,250
ASG Finance DAC, 9.75%
,
05/15/29 ....... 50 50,115
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%
,
04/15/29 .................. USD 192 $ 184,233
Hightower Holding LLC, 6.75%
,
04/15/29 .... 49 45,721
Jane Street Group, 4.50%
,
11/15/29 ....... 117 110,528
456,847
Chemicals — 2.9%
Axalta Coating Systems LLC, 3.38%
,
02/15/29
(a)
137 124,624
Chemours Co. (The), 4.63%
,
11/15/29
(a)
.... 107 93,769
INEOS Finance plc, 7.50%
,
04/15/29
(a)
..... 140 142,705
INEOS Quattro Finance 2 plc, 9.63%
,
03/15/29
(a)
...................... 60 64,314
LSF11 A5 HoldCo LLC, 6.63%
,
10/15/29
(a)
... 80 76,754
Methanex Corp., 5.25%
,
12/15/29 ......... 139 135,296
Olin Corp., 5.63%
,
08/01/29 ............. 129 127,510
Olympus Water US Holding Corp., 6.25%
,
10/01/29
(a)
...................... 90 82,587
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)(b)
.... 100 108,020
SCIH Salt Holdings, Inc., 6.63%
,
05/01/29
(a)(b)
. 147 138,409
Scotts Miracle-Gro Co. (The), 4.50%
,
10/15/29 67 62,274
SK Invictus Intermediate II SARL, 5.00%
,
10/30/29
(a)
...................... 115 107,096
Tronox, Inc., 4.63%
,
03/15/29
(a)
.......... 222 202,280
WR Grace Holdings LLC, 5.63%
,
08/15/29
(a)
.. 235 215,129
1,680,767
Commercial Services & Supplies — 4.7%
ACCO Brands Corp., 4.25%
,
03/15/29
(a)(b)
... 100 91,271
ADT Security Corp. (The), 4.13%
,
08/01/29
(a)(b)
191 178,196
Allied Universal Holdco LLC, 6.00%
,
06/01/29
(a)
195 169,819
APi Group DE, Inc.
(a)
4.13%, 07/15/29 .................. 80 73,707
4.75%, 10/15/29
(b)
................. 70 66,569
APX Group, Inc., 5.75%
,
07/15/29
(a)
....... 155 150,793
Brink's Co. (The), 6.50%
,
06/15/29
(a)
....... 70 71,350
Clean Harbors, Inc., 5.13%
,
07/15/29
(a)
..... 54 52,211
CoreCivic, Inc., 8.25%
,
04/15/29 ......... 86 90,474
Deluxe Corp., 8.00%
,
06/01/29
(a)
......... 97 91,759
Garda World Security Corp., 6.00%
,
06/01/29
(a)
85 78,737
GEO Group, Inc. (The), 8.63%
,
04/15/29 .... 106 110,284
GFL Environmental, Inc.
(a)
4.75%, 06/15/29
(b)
................. 148 140,861
4.38%, 08/15/29 .................. 102 95,093
Neptune Bidco US, Inc., 9.29%
,
04/15/29
(a)
.. 510 499,122
Pitney Bowes, Inc., 7.25%
,
03/15/29
(a)
...... 75 70,517
Reworld Holding Corp., 4.88%
,
12/01/29
(a)
... 164 150,136
RR Donnelley & Sons Co.
(a)
9.50%, 08/01/29 .................. 100 100,569
10.88%, 08/01/29 ................. 50 49,971
Steelcase, Inc., 5.13%
,
01/18/29 ......... 110 106,163
Stericycle, Inc., 3.88%
,
01/15/29
(a)
........ 92 87,532
VM Consolidated, Inc., 5.50%
,
04/15/29
(a)
... 60 58,099
Williams Scotsman, Inc., 6.63%
,
06/15/29
(a)
.. 85 86,562
2,669,795
Communications Equipment — 0.4%
(a)
CommScope LLC, 4.75%
,
09/01/29 ....... 214 155,858
Viavi Solutions, Inc., 3.75%
,
10/01/29 ...... 75 65,083
220,941
Construction & Engineering — 0.6%
(a)
Arcosa, Inc., 4.38%
,
04/15/29 ........... 75 70,704
Dycom Industries, Inc., 4.50%
,
04/15/29 .... 92 86,966

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Global Infrastructure Solutions, Inc., 5.63%
,
06/01/29 ....................... USD 72 $ 69,327
Great Lakes Dredge & Dock Corp., 5.25%
,
06/01/29
(b)
...................... 57 51,232
Tutor Perini Corp., 11.88%
,
04/30/29 ....... 85 93,030
371,259
Consumer Finance — 2.5%
Bread Financial Holdings, Inc., 9.75%
,
03/15/29
(a)
...................... 196 210,117
Cobra AcquisitionCo LLC, 6.38%
,
11/01/29
(a)
. 78 64,045
Encore Capital Group, Inc., 9.25%
,
04/01/29
(a)
95 100,313
Enova International, Inc., 9.13%
,
08/01/29
(a)
.. 35 35,298
goeasy Ltd., 7.63%
,
07/01/29
(a)
.......... 132 135,283
Macquarie Airfinance Holdings Ltd.
(a)
6.40%, 03/26/29 .................. 116 119,133
8.13%, 03/30/29 .................. 120 126,913
Navient Corp., 5.50%
,
03/15/29 .......... 158 146,974
OneMain Finance Corp.
9.00%, 01/15/29 .................. 191 202,517
5.38%, 11/15/29 .................. 157 150,800
PRA Group, Inc., 5.00%
,
10/01/29
(a)
....... 65 57,425
PROG Holdings, Inc., 6.00%
,
11/15/29
(a)
.... 102 98,002
1,446,820
Consumer Staples Distribution & Retail — 1.3%
(a)
Albertsons Cos., Inc., 3.50%
,
03/15/29 ..... 259 235,918
KeHE Distributors LLC, 9.00%
,
02/15/29 .... 157 161,303
Performance Food Group, Inc., 4.25%
,
08/01/29 217 201,012
US Foods, Inc., 4.75%
,
02/15/29 ......... 173 165,645
763,878
Containers & Packaging — 1.4%
Ardagh Metal Packaging Finance USA LLC,
4.00%
,
09/01/29
(a)
................. 215 182,678
Ball Corp., 6.00%
,
06/15/29 ............. 190 192,213
Clydesdale Acquisition Holdings, Inc., 6.63%
,
04/15/29
(a)
...................... 85 84,723
Graphic Packaging International LLC, 3.50%
,
03/01/29
(a)
...................... 95 86,358
LABL, Inc., 8.25%
,
11/01/29
(a)
........... 95 83,397
Sealed Air Corp., 5.00%
,
04/15/29
(a)(b)
...... 85 82,210
TriMas Corp., 4.13%
,
04/15/29
(a)
.......... 67 61,917
773,496
Distributors — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%
,
11/15/29 ............... 65 58,820
Resideo Funding, Inc., 4.00%
,
09/01/29 .... 52 47,578
106,398
Diversified Consumer Services — 0.8%
Carriage Services, Inc., 4.25%
,
05/15/29
(a)
... 75 67,910
Mavis Tire Express Services Topco Corp.,
6.50%
,
05/15/29
(a)
................. 125 118,807
Service Corp. International, 5.13%
,
06/01/29 . 142 139,621
Signal Parent, Inc., 6.13%
,
04/01/29
(a)
...... 60 40,949
Sotheby's, 5.88%
,
06/01/29
(a)
............ 60 43,683
StoneMor, Inc., 8.50%
,
05/15/29
(a)
........ 78 65,293
476,263
Security
Par (000)
Par (000) Value
Diversified REITs — 0.5%
MPT Operating Partnership LP, 4.63%
,
08/01/29
(b)
...................... USD 179 $ 129,878
Uniti Group LP, 6.50%
,
02/15/29
(a)
........ 215 163,087
292,965
Diversified Telecommunication Services — 4.1%
Altice France SA
(a)
5.13%, 01/15/29 .................. 97 67,252
5.13%, 07/15/29 .................. 452 317,091
5.50%, 10/15/29 .................. 387 272,216
CCO Holdings LLC
(a)
5.38%, 06/01/29 .................. 266 248,816
6.38%, 09/01/29 .................. 304 295,906
Frontier Communications Holdings LLC
6.75%, 05/01/29
(a)
................. 206 194,658
5.88%, 11/01/29 .................. 138 124,018
Level 3 Financing, Inc.
(a)
10.50%, 04/15/29 ................. 80 82,664
4.88%, 06/15/29 .................. 5 3,525
11.00%, 11/15/29 ................. 312 330,394
Lumen Technologies, Inc., 4.13%
,
04/15/29
(a)
. 70 51,612
Virgin Media Secured Finance plc, 5.50%
,
05/15/29
(a)
...................... 287 267,039
Zegona Finance plc, 8.63%
,
07/15/29
(a)
..... 100 102,101
2,357,292
Electric Utilities — 1.3%
DPL, Inc., 4.35%
,
04/15/29 ............. 85 80,078
Leeward Renewable Energy Operations LLC,
4.25%
,
07/01/29
(a)
................. 65 59,187
NextEra Energy Operating Partners LP, 7.25%
,
01/15/29
(a)(b)
..................... 162 168,304
NRG Energy, Inc.
(a)
3.38%, 02/15/29 .................. 105 94,509
5.25%, 06/15/29 .................. 144 140,041
Vistra Operations Co. LLC, 4.38%
,
05/01/29
(a)
244 230,326
772,445
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%
,
04/15/29
(a)
. 185 171,494
Electronic Equipment, Instruments & Components — 0.4%
(a)
Coherent Corp., 5.00%
,
12/15/29
(b)
........ 187 178,279
TTM Technologies, Inc., 4.00%
,
03/01/29 .... 84 78,086
256,365
Energy Equipment & Services — 2.4%
(a)
Helix Energy Solutions Group, Inc., 9.75%
,
03/01/29 ....................... 50 53,369
Kodiak Gas Services LLC, 7.25%
,
02/15/29 .. 167 171,928
Precision Drilling Corp., 6.88%
,
01/15/29 .... 85 85,083
Transocean, Inc., 8.25%
,
05/15/29 ........ 190 194,011
USA Compression Partners LP, 7.13%
,
03/15/29 ....................... 217 220,883
Venture Global LNG, Inc., 9.50%
,
02/01/29 .. 592 658,331
1,383,605
Entertainment — 0.4%
(a)
Playtika Holding Corp., 4.25%
,
03/15/29 .... 130 115,601
WMG Acquisition Corp., 3.75%
,
12/01/29
(b)
.. 109 98,967
214,568
Financial Services — 2.9%
(a)
Armor Holdco, Inc., 8.50%
,
11/15/29 ....... 62 59,286
Freedom Mortgage Holdings LLC, 9.25%
,
02/01/29 ....................... 225 226,680
GGAM Finance Ltd., 6.88%
,
04/15/29 ...... 70 71,757

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Jefferson Capital Holdings LLC, 9.50%
,
02/15/29
(b)
...................... USD 72 $ 75,391
Lions Gate Capital Holdings 1, Inc., 5.50%
,
04/15/29 ....................... 100 90,243
Nationstar Mortgage Holdings, Inc., 6.50%
,
08/01/29 ....................... 85 84,891
NCR Atleos Corp., 9.50%
,
04/01/29 ....... 282 308,165
Paysafe Finance plc, 4.00%
,
06/15/29 ...... 60 55,471
PennyMac Financial Services, Inc.
4.25%, 02/15/29 .................. 126 116,777
7.88%, 12/15/29 .................. 168 175,788
Permian Resources Operating LLC, 5.88%
,
07/01/29 ....................... 139 138,235
Rocket Mortgage LLC, 3.63%
,
03/01/29 .... 130 119,439
United Wholesale Mortgage LLC, 5.50%
,
04/15/29 ....................... 139 134,161
1,656,284
Food Products — 0.9%
(a)
Chobani LLC, 7.63%
,
07/01/29 .......... 101 104,658
Post Holdings, Inc., 5.50%
,
12/15/29 ....... 241 233,773
Simmons Foods, Inc., 4.63%
,
03/01/29
(b)
.... 167 150,806
489,237
Gas Utilities — 1.0%
(a)
Blue Racer Midstream LLC, 7.00%
,
07/15/29 . 90 92,477
Ferrellgas LP, 5.88%
,
04/01/29 .......... 170 158,543
NGL Energy Operating LLC, 8.13%
,
02/15/29 . 191 193,676
Superior Plus LP, 4.50%
,
03/15/29 ........ 119 110,683
555,379
Ground Transportation — 1.8%
(a)
Avis Budget Car Rental LLC, 5.38%
,
03/01/29 105 96,200
Carriage Purchaser, Inc., 7.88%
,
10/15/29 ... 49 45,326
First Student Bidco, Inc., 4.00%
,
07/31/29 ... 155 141,378
Hertz Corp. (The)
(b)
12.63%, 07/15/29 ................. 150 162,579
5.00%, 12/01/29 .................. 192 126,569
NESCO Holdings II, Inc., 5.50%
,
04/15/29 ... 195 181,313
Uber Technologies, Inc., 4.50%
,
08/15/29
(b)
.. 284 274,083
1,027,448
Health Care Equipment & Supplies — 3.5%
(a)
AdaptHealth LLC, 4.63%
,
08/01/29 ........ 110 98,489
Avantor Funding, Inc., 3.88%
,
11/01/29
(b)
.... 155 142,781
Hologic, Inc., 3.25%
,
02/15/29 ........... 184 167,796
Medline Borrower LP
3.88%, 04/01/29 .................. 864 806,349
6.25%, 04/01/29 .................. 290 296,147
5.25%, 10/01/29 .................. 486 469,915
1,981,477
Health Care Providers & Services — 2.6%
180 Medical, Inc., 3.88%
,
10/15/29
(a)
....... 95 86,348
Acadia Healthcare Co., Inc., 5.00%
,
04/15/29
(a)
77 73,739
AHP Health Partners, Inc., 5.75%
,
07/15/29
(a)
. 50 47,730
Community Health Systems, Inc.
(a)
6.00%, 01/15/29 .................. 133 123,477
6.88%, 04/15/29 .................. 240 196,900
HealthEquity, Inc., 4.50%
,
10/01/29
(a)(b)
..... 114 107,338
Kedrion SpA, 6.50%
,
09/01/29
(a)
.......... 160 148,466
LifePoint Health, Inc., 5.38%
,
01/15/29
(a)
.... 105 94,868
ModivCare Escrow Issuer, Inc., 5.00%
,
10/01/29
(a)
...................... 100 67,626
Option Care Health, Inc., 4.38%
,
10/31/29
(a)(b)
. 85 79,347
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Owens & Minor, Inc., 4.50%
,
03/31/29
(a)
..... USD 81 $ 71,143
Tenet Healthcare Corp., 4.25%
,
06/01/29 .... 272 256,677
US Acute Care Solutions LLC, 9.75%
,
05/15/29
(a)
...................... 160 158,712
1,512,371
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 4.88%
,
05/15/29
(a)(b)
..................... 147 138,878
RHP Hotel Properties LP, 4.50%
,
02/15/29
(a)
.. 117 110,828
RLJ Lodging Trust LP, 4.00%
,
09/15/29
(a)
.... 85 75,950
Service Properties Trust
8.38%, 06/15/29 .................. 144 143,273
4.95%, 10/01/29 .................. 81 64,524
XHR LP, 4.88%
,
06/01/29
(a)
............. 95 89,726
623,179
Hotels, Restaurants & Leisure — 8.8%
1011778 BC ULC
(a)
3.50%, 02/15/29
(b)
................. 143 131,213
6.13%, 06/15/29 .................. 240 242,637
Bloomin' Brands, Inc., 5.13%
,
04/15/29
(a)
.... 50 46,201
Boyne USA, Inc., 4.75%
,
05/15/29
(a)
....... 120 113,838
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
(b)
............................ 252 234,133
Carnival Corp.
(a)
6.00%, 05/01/29
(b)
................. 410 408,819
7.00%, 08/15/29 .................. 120 125,170
Cedar Fair LP, 5.25%
,
07/15/29 .......... 100 97,369
Everi Holdings, Inc., 5.00%
,
07/15/29
(a)
..... 92 91,081
Fertitta Entertainment LLC, 4.63%
,
01/15/29
(a)
212 198,194
Hilton Domestic Operating Co., Inc.
(a)
5.88%, 04/01/29 .................. 95 95,861
3.75%, 05/01/29 .................. 140 129,683
Hilton Grand Vacations Borrower Escrow LLC,
5.00%
,
06/01/29
(a)
................. 167 157,013
International Game Technology plc, 5.25%
,
01/15/29
(a)
...................... 133 130,249
Jacobs Entertainment, Inc., 6.75%
,
02/15/29
(a)(b)
105 98,340
Light & Wonder International, Inc., 7.25%
,
11/15/29
(a)
...................... 85 87,387
MajorDrive Holdings IV LLC, 6.38%
,
06/01/29
(a)
114 108,363
Marriott Ownership Resorts, Inc., 4.50%
,
06/15/29
(a)(b)
..................... 120 111,584
Melco Resorts Finance Ltd., 5.38%
,
12/04/29
(a)
230 207,096
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
...................... 140 132,144
NCL Corp. Ltd.
(a)
8.13%, 01/15/29 .................. 153 162,529
7.75%, 02/15/29
(b)
................. 135 142,082
Papa John's International, Inc., 3.88%
,
09/15/29
(a)
...................... 95 84,407
Penn Entertainment, Inc., 4.13%
,
07/01/29
(a)(b)
75 66,344
Premier Entertainment Sub LLC, 5.63%
,
09/01/29
(a)
...................... 148 110,703
Raising Cane's Restaurants LLC, 9.38%
,
05/01/29
(a)
...................... 92 99,386
Resorts World Las Vegas LLC, 4.63%
,
04/16/29
(d)
...................... 190 172,353
Royal Caribbean Cruises Ltd., 9.25%
,
01/15/29
(a)
...................... 192 205,277
SeaWorld Parks & Entertainment, Inc., 5.25%
,
08/15/29
(a)(b)
..................... 140 133,304
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
.. 220 195,236

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
TKC Holdings, Inc., 10.50%
,
05/15/29
(a)(b)
.... USD 135 $ 131,957
Travel + Leisure Co., 4.50%
,
12/01/29
(a)
..... 130 120,867
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
...... 97 97,971
Viking Ocean Cruises Ship VII Ltd., 5.63%
,
02/15/29
(a)
...................... 56 55,253
Wynn Macau Ltd., 5.13%
,
12/15/29
(a)
...... 208 190,171
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
132 127,073
5,041,288
Household Durables — 1.8%
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)(b)
. 65 59,981
Beazer Homes USA, Inc., 7.25%
,
10/15/29
(b)
. 67 67,854
Brookfield Residential Properties, Inc., 5.00%
,
06/15/29
(a)
...................... 56 52,056
Century Communities, Inc., 3.88%
,
08/15/29
(a)
85 77,583
Empire Communities Corp., 9.75%
,
05/01/29
(a)
81 84,127
K. Hovnanian Enterprises, Inc., 11.75%
,
09/30/29
(a)
...................... 71 79,183
KB Home, 4.80%
,
11/15/29 ............. 54 51,617
Landsea Homes Corp., 8.88%
,
04/01/29
(a)
... 54 54,530
LGI Homes, Inc., 4.00%
,
07/15/29
(a)(b)
...... 45 40,265
New Home Co., Inc. (The), 9.25%
,
10/01/29
(a)
65 65,440
Newell Brands, Inc., 6.63%
,
09/15/29 ...... 90 90,456
Shea Homes LP, 4.75%
,
04/01/29 ........ 59 55,876
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
.... 45 46,867
Tempur Sealy International, Inc., 4.00%
,
04/15/29
(a)
...................... 175 159,963
TopBuild Corp., 3.63%
,
03/15/29
(a)
........ 70 64,316
1,050,114
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
.. 154 142,104
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.63%
,
02/01/29
(a)
......... 115 108,613
TransAlta Corp., 7.75%
,
11/15/29 ......... 77 80,774
189,387
Industrial Conglomerates — 0.4%
Husky Injection Molding Systems Ltd., 9.00%
,
02/15/29
(a)
...................... 210 216,258
Insurance — 2.1%
(a)
Acrisure LLC
8.25%, 02/01/29 .................. 192 195,409
4.25%, 02/15/29
(b)
................. 130 119,727
8.50%, 06/15/29 .................. 90 92,557
6.00%, 08/01/29 .................. 90 84,816
Alliant Holdings Intermediate LLC, 5.88%
,
11/01/29 ........................ 80 76,604
AmWINS Group, Inc.
6.38%, 02/15/29
(b)
................. 148 150,191
4.88%, 06/30/29 .................. 153 144,190
AssuredPartners, Inc., 5.63%
,
01/15/29 ..... 94 89,530
BroadStreet Partners, Inc., 5.88%
,
04/15/29 .. 135 130,185
HUB International Ltd., 5.63%
,
12/01/29 .... 95 91,203
1,174,412
IT Services — 0.8%
Central Parent LLC, 8.00%
,
06/15/29
(a)
..... 144 148,287
Conduent Business Services LLC, 6.00%
,
11/01/29
(a)
...................... 90 85,360
CPI CG, Inc., 10.00%
,
07/15/29
(a)
......... 50 52,292
Newfold Digital Holdings Group, Inc., 6.00%
,
02/15/29
(a)
...................... 130 89,414
Security
Par (000)
Par (000) Value
IT Services (continued)
Twilio, Inc., 3.63%
,
03/15/29 ............ USD 92 $ 83,432
458,785
Leisure Products — 0.1%
Vista Outdoor, Inc., 4.50%
,
03/15/29
(a)
...... 85 84,645
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%
,
03/15/29
(a)
................. 100 92,620
Machinery — 1.2%
Esab Corp., 6.25%
,
04/15/29
(a)
........... 119 120,654
Hillenbrand, Inc., 6.25%
,
02/15/29 ........ 92 93,160
Madison IAQ LLC, 5.88%
,
06/30/29
(a)
...... 215 201,314
Mueller Water Products, Inc., 4.00%
,
06/15/29
(a)
114 106,410
Roller Bearing Co. of America, Inc., 4.38%
,
10/15/29
(a)
...................... 95 88,706
Terex Corp., 5.00%
,
05/15/29
(a) (b)
......... 104 99,979
710,223
Media — 5.6%
Altice Financing SA, 5.75%
,
08/15/29
(a)
..... 410 311,536
AMC Networks, Inc.
10.25%, 01/15/29
(a)
................ 175 172,781
4.25%, 02/15/29
(b)
................. 192 132,198
Banijay Entertainment SAS, 8.13%
,
05/01/29
(a)
75 77,653
Clear Channel Outdoor Holdings, Inc., 7.50%
,
06/01/29
(a)(b)
..................... 209 179,510
CSC Holdings LLC
(a)
11.75%, 01/31/29 ................. 390 352,338
6.50%, 02/01/29 .................. 320 246,350
Gray Television, Inc., 10.50%
,
07/15/29
(a)(b)
... 250 260,905
Lamar Media Corp., 4.88%
,
01/15/29 ...... 65 63,146
LCPR Senior Secured Financing DAC, 5.13%
,
07/15/29
(a)
...................... 155 129,017
McGraw-Hill Education, Inc., 8.00%
,
08/01/29
(a)
132 128,939
News Corp., 3.88%
,
05/15/29
(a)
.......... 192 177,996
Outfront Media Capital LLC, 4.25%
,
01/15/29
(a)
82 76,074
Scripps Escrow II, Inc., 3.88%
,
01/15/29
(a)(b)
.. 99 64,397
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
.... 264 252,575
Stagwell Global LLC, 5.63%
,
08/15/29
(a)
.... 229 215,885
TEGNA, Inc., 5.00%
,
09/15/29 ........... 224 204,342
Univision Communications, Inc., 4.50%
,
05/01/29
(a)(b)
..................... 214 187,164
3,232,806
Metals & Mining — 1.6%
Alcoa Nederland Holding BV, 4.13%
,
03/31/29
(a)
90 84,127
Algoma Steel, Inc., 9.13%
,
04/15/29
(a)
...... 65 64,854
ATI, Inc., 4.88%
,
10/01/29 .............. 53 50,310
Big River Steel LLC, 6.63%
,
01/31/29
(a)
..... 137 137,423
Cleveland-Cliffs, Inc., 4.63%
,
03/01/29
(a)(b)
... 60 56,808
Coeur Mining, Inc., 5.13%
,
02/15/29
(a)
...... 68 63,658
Constellium SE, 3.75%
,
04/15/29
(a)
........ 110 100,420
Hudbay Minerals, Inc., 6.13%
,
04/01/29
(d)
... 102 102,029
Perenti Finance Pty. Ltd., 7.50%
,
04/26/29
(a)
.. 50 51,333
SunCoke Energy, Inc., 4.88%
,
06/30/29
(a)
.... 85 77,674
TMS International Corp., 6.25%
,
04/15/29
(a)(b)
. 61 56,625
United States Steel Corp., 6.88%
,
03/01/29
(b)
. 97 97,610
942,871

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%
,
06/15/29 .................. USD 95 $ 81,326
Ladder Capital Finance Holdings LLLP, 4.75%
,
06/15/29 ....................... 110 104,491
Rithm Capital Corp., 8.00%
,
04/01/29 ...... 162 160,806
Starwood Property Trust, Inc., 7.25%
,
04/01/29
(b)
...................... 130 133,964
480,587
Office REITs — 0.5%
Brandywine Operating Partnership LP
8.88%, 04/12/29 .................. 80 85,078
4.55%, 10/01/29 .................. 60 54,051
Hudson Pacific Properties LP, 4.65%
,
04/01/29
(b)
...................... 105 88,473
Office Properties Income Trust, 9.00%
,
03/31/29
(a)
...................... 50 46,420
274,022
Oil, Gas & Consumable Fuels — 8.6%
Antero Midstream Partners LP, 5.38%
,
06/15/29
(a)
...................... 127 124,177
Ascent Resources Utica Holdings LLC, 5.88%
,
06/30/29
(a)
...................... 65 63,688
Buckeye Partners LP, 6.88%
,
07/01/29
(a)
.... 140 142,226
California Resources Corp., 8.25%
,
06/15/29
(a)
120 122,857
Chesapeake Energy Corp.
(a)
5.88%, 02/01/29 .................. 86 85,541
6.75%, 04/15/29 .................. 184 186,022
CNX Resources Corp., 6.00%
,
01/15/29
(a)
... 121 119,859
Comstock Resources, Inc.
6.75%, 03/01/29
(a)
................. 329 318,715
CrownRock LP, 5.00%
,
05/01/29
(a)
........ 65 65,283
CVR Energy, Inc., 8.50%
,
01/15/29
(a)(b)
..... 102 103,708
Delek Logistics Partners LP, 8.63%
,
03/15/29
(a)
183 190,089
DT Midstream, Inc., 4.13%
,
06/15/29
(a)
..... 209 195,505
EQM Midstream Partners LP
(a)
4.50%, 01/15/29 .................. 155 148,340
6.38%, 04/01/29 .................. 122 124,580
Genesis Energy LP, 8.25%
,
01/15/29 ...... 107 111,309
Global Partners LP, 6.88%
,
01/15/29 ....... 76 75,688
Hess Midstream Operations LP, 6.50%
,
06/01/29
(a)
...................... 120 122,433
Hilcorp Energy I LP, 5.75%
,
02/01/29
(a)
..... 119 117,255
ITT Holdings LLC, 6.50%
,
08/01/29
(a)
...... 248 232,849
Kraken Oil & Gas Partners LLC, 7.63%
,
08/15/29
(a)
...................... 85 85,840
MEG Energy Corp., 5.88%
,
02/01/29
(a)
..... 97 95,862
Murphy Oil USA, Inc., 4.75%
,
09/15/29 ..... 85 81,282
New Fortress Energy, Inc., 8.75%
,
03/15/29
(a)(b)
150 136,017
Parkland Corp., 4.50%
,
10/01/29
(a)
........ 155 145,076
Prairie Acquiror LP, 9.00%
,
08/01/29
(a)
...... 95 97,907
Range Resources Corp., 8.25%
,
01/15/29 ... 97 100,769
Rockcliff Energy II LLC, 5.50%
,
10/15/29
(a)
... 122 115,780
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(a)
...................... 92 87,985
Saturn Oil & Gas, Inc., 9.63%
,
06/15/29
(a)
... 130 133,781
SM Energy Co., 6.75%
,
08/01/29
(a)
........ 100 100,596
Southwestern Energy Co., 5.38%
,
02/01/29 .. 127 124,476
Summit Midstream Holdings LLC, 8.63%
,
10/31/29
(a)
...................... 80 81,776
Sunoco LP
7.00%, 05/01/29
(a)
................. 167 172,112
4.50%, 05/15/29
(b)
................. 170 160,779
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP, 7.38%
,
02/15/29
(a)
...................... USD 150 $ 151,860
Talos Production, Inc., 9.00%
,
02/01/29
(a)
.... 122 128,610
Venture Global Calcasieu Pass LLC, 3.88%
,
08/15/29
(a)
...................... 244 225,788
Vital Energy, Inc., 7.75%
,
07/31/29
(a)
....... 59 59,681
4,936,101
Paper & Forest Products — 0.5%
Glatfelter Corp., 4.75%
,
11/15/29
(a)(b)
....... 95 80,392
Louisiana-Pacific Corp., 3.63%
,
03/15/29
(a)
... 65 60,033
Mercer International, Inc., 5.13%
,
02/01/29
(b)
. 174 147,468
287,893
Passenger Airlines — 2.0%
(a)
American Airlines, Inc.
5.75%, 04/20/29 .................. 602 588,292
8.50%, 05/15/29 .................. 192 197,517
United Airlines, Inc., 4.63%
,
04/15/29 ...... 390 368,721
1,154,530
Personal Care Products — 0.3%
(a)
Coty, Inc. , 4.75%
,
01/15/29 ............. 95 90,901
Edgewell Personal Care Co., 4.13%
,
04/01/29 85 79,066
169,967
Pharmaceuticals — 0.9%
(a)
Catalent Pharma Solutions, Inc., 3.13%
,
02/15/29 ....................... 92 88,754
HLF Financing SARL LLC, 12.25%
,
04/15/29 . 156 156,469
Jazz Securities DAC, 4.38%
,
01/15/29 ..... 281 264,218
509,441
Professional Services — 0.4%
(a)
AMN Healthcare, Inc., 4.00%
,
04/15/29
(b)
.... 57 52,274
Dun & Bradstreet Corp. (The), 5.00%
,
12/15/29
(b)
...................... 75 71,283
TriNet Group, Inc., 3.50%
,
03/01/29 ....... 100 90,645
214,202
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC, 5.75%
,
01/15/29
(a)
...................... 108 74,236
Howard Hughes Corp. (The), 4.13%
,
02/01/29
(a)
110 101,095
Hunt Cos., Inc., 5.25%
,
04/15/29
(a)
........ 110 103,702
Kennedy-Wilson, Inc., 4.75%
,
03/01/29
(b)
.... 125 109,967
Newmark Group, Inc., 7.50%
,
01/12/29 ..... 94 98,651
487,651
Semiconductors & Semiconductor Equipment — 0.4%
(a)
ams-OSRAM AG, 12.25%
,
03/30/29 ....... 70 74,002
Entegris, Inc., 3.63%
,
05/01/29 .......... 75 68,014
Synaptics, Inc., 4.00%
,
06/15/29
(b)
........ 80 73,161
215,177
Software — 5.2%
Central Parent, Inc., 7.25%
,
06/15/29
(a)
..... 147 148,282
Clarivate Science Holdings Corp., 4.88%
,
07/01/29
(a)(b)
..................... 177 167,006
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 .................. 790 769,882
9.00%, 09/30/29
(b)
................. 712 707,329
Crowdstrike Holdings, Inc., 3.00%
,
02/15/29 .. 147 131,830
Dye & Durham Ltd., 8.63%
,
04/15/29
(a)
..... 95 97,213
Elastic NV, 4.13%
,
07/15/29
(a)
........... 135 124,603
Helios Software Holdings, Inc., 8.75%
,
05/01/29
(a)
...................... 110 113,696

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
ION Trading Technologies SARL, 9.50%
,
05/30/29
(a)
...................... USD 100 $ 103,894
NCR Voyix Corp., 5.13%
,
04/15/29
(a)
....... 235 224,487
Open Text Corp., 3.88%
,
12/01/29
(a)
....... 188 170,664
Rocket Software, Inc., 6.50%
,
02/15/29
(a)
.... 110 99,357
ZoomInfo Technologies LLC, 3.88%
,
02/01/29
(a)
(b)
............................ 150 136,912
2,995,155
Specialized REITs — 1.2%
Iron Mountain, Inc.
(a)
7.00%, 02/15/29 .................. 192 197,336
4.88%, 09/15/29 .................. 212 202,503
SBA Communications Corp., 3.13%
,
02/01/29 293 265,303
665,142
Specialty Retail — 4.2%
Arko Corp., 5.13%
,
11/15/29
(a)(b)
.......... 80 69,755
Asbury Automotive Group, Inc., 4.63%
,
11/15/29
(a)(b)
..................... 155 145,081
Bath & Body Works, Inc., 7.50%
,
06/15/29
(b)
.. 92 94,891
Foot Locker, Inc., 4.00%
,
10/01/29
(a)
....... 87 74,356
Gap, Inc. (The), 3.63%
,
10/01/29
(a)
........ 158 138,026
Global Auto Holdings Ltd., 8.38%
,
01/15/29
(a)
. 109 106,314
GYP Holdings III Corp., 4.63%
,
05/01/29
(a)
... 56 52,894
LBM Acquisition LLC, 6.25%
,
01/15/29
(a)
.... 167 147,617
Lithia Motors, Inc., 3.88%
,
06/01/29
(a)
...... 175 159,293
Michaels Cos., Inc. (The), 7.88%
,
05/01/29
(a)
. 195 112,092
Park River Holdings, Inc.
(a)
5.63%, 02/01/29
(b)
................. 77 62,650
6.75%, 08/01/29 .................. 62 51,923
Penske Automotive Group, Inc., 3.75%
,
06/15/29 ....................... 95 86,697
PetSmart, Inc., 7.75%
,
02/15/29
(a)
......... 236 229,105
Sonic Automotive, Inc., 4.63%
,
11/15/29
(a)(b)
.. 111 101,489
Staples, Inc., 10.75%
,
09/01/29
(a)
......... 464 449,651
Upbound Group, Inc., 6.38%
,
02/15/29
(a)
.... 79 77,245
Velocity Vehicle Group LLC, 8.00%
,
06/01/29
(a)
115 118,484
Victoria's Secret & Co., 4.63%
,
07/15/29
(a)(b)
.. 125 103,592
2,381,155
Technology Hardware, Storage & Peripherals — 0.5%
Seagate HDD Cayman
(b)
4.09%, 06/01/29 .................. 85 79,971
8.25%, 12/15/29 .................. 95 102,471
Xerox Holdings Corp., 8.88%
,
11/30/29
(a)
.... 100 93,064
275,506
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%
,
03/15/29 ............ 61 56,248
Kontoor Brands, Inc., 4.13%
,
11/15/29 ...... 75 68,905
Wolverine World Wide, Inc., 4.00%
,
08/15/29
(b)
97 82,778
207,931
Tobacco — 0.3%
Vector Group Ltd., 5.75%
,
02/01/29
(a)
...... 192 184,364
Trading Companies & Distributors — 1.7%
(a)
Alta Equipment Group, Inc., 9.00%
,
06/01/29 . 95 90,015
Beacon Roofing Supply, Inc., 4.13%
,
05/15/29
(b)
57 52,403
BlueLinx Holdings, Inc., 6.00%
,
11/15/29 .... 74 70,756
Foundation Building Materials, Inc., 6.00%
,
03/01/29 ....................... 67 60,066
Herc Holdings, Inc., 6.63%
,
06/15/29 ...... 160 163,364
Imola Merger Corp., 4.75%
,
05/15/29 ...... 360 338,970
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc., 6.38%
,
03/15/29 .. USD 171 $ 173,417
948,991
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%
,
08/01/29
(a)(b)
....... 155 139,307
Total Long-Term Investments — 98.8%
(Cost: $ 55,804,189) ............................... 56,659,934
Shares
Shares
Short-Term Securities
Money Market Funds — 14.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(g)
.................. 8,226,516 8,229,806
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 110,230 110,230
Total Short-Term Securities — 14.5%
(Cost: $8,339,256) ............................... 8,340,036
Total Investments — 113.3%
(Cost: $64,143,445 ) ............................... 64,999,970
Liabilities in Excess of Other Assets — (13.3)% ............ (7,654,971)
Net Assets — 100.0% ...............................
$ 57,344,999
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,354,524 $ 6,875,788
(a)
$ — $ (758) $ 252 $ 8,229,806 8,226,516 $ 17,534
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 40,000 70,230
(a)
— — — 110,230 110,230 4,811 —
$ (758) $ 252 $ 8,340,036 $ 22,345 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 56,659,934 $ — $ 56,659,934
Short-Term Securities
Money Market Funds ...................................... 8,340,036 — — 8,340,036
$ 8,340,036 $ 56,659,934 $ — $ 64,999,970

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust